Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses
Allowance for advance to suppliers (in Yuan Renminbi) | ¥					4,871,715		¥ 5,216,045
Credit losses | $
Contract liabilities (in Yuan Renminbi)	5,549,006				2,115,522				$ 760,211
Employee benefits expenses (in Yuan Renminbi) | ¥					213,318		182,475	¥ 133,081
Statute of limitations underpayment of taxes	¥ 100,000	$ 14,537			¥ 100,000	$ 13,760
Value added tax rate	6.00%	6.00%			6.00%	6.00%
Lease term	12 months				12 months				12 months	12 months
Number of reportable segment	1	1			1	1
Contract liabilities (in Yuan Renminbi) | ¥	¥ 5,550,045				¥ 2,115,522
Comprehensive income	(2,707,310)	$ (370,900)	¥ 7,864,163		11,209,523	$ 1,542,482	7,817,760	2,486,414
Uncertain tax positions | $
Unrecognized tax benefits | $
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses | ¥
Contract liabilities (in Yuan Renminbi)					2,115,522		¥ 896,226	¥ 26,505,364		291,106
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Comprehensive income | $		$ 110,438		$ 105,484
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses | $
Allowance for advance to suppliers (in Yuan Renminbi) | ¥	¥ 4,871,715				¥ 5,216,045
US [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	1				1				1	1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Currency translated rate	7.2993				7.2672				7.2993	7.2672